Stockholders' Equity (Deficit) (Details 3) - 2013 Incentive Stock Plan [Member] - USD ($) shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Number
Beginning balance	2,353	2,563
Granted
Options granted in exchange for shares
Exercised
Expired/Canceled	(495)
Forfeited	(125)	(210)
Ending balance	1,733	2,353
Intrinsic value of Options
Weighted Average Remaining Contractual Life (Years)	7 years 7 months 6 days	8 years 7 months 6 days
Weighted Average Exercise Price
Beginning balance	$ 2.52	$ 2.52
Ending balance	$ 2.52	$ 2.52